Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Abstract]
Document type	20-F
Document period end date	Dec. 31, 2019
Amendment flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity registrant name	DIANA SHIPPING INC.
Entity central index key	0001318885
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Accelerated Filer
Entity well known seasoned issuer	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity common stock shares outstanding	91,193,339
Entity Interactive Data Current	Yes
Entity Address, Country	MH
Title of 12(b) Security	Common Stock, $0.01 par value, Preferred Stock Purchase Rights, 8.875% Series B Cumulative Redeemable
Trading Symbol	DSX
Security Exchange Name	NYSE
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false